Schedule I - Condensed Financial Information (Parent Company) (Schedule I - Notes to Condensed Financial Statements) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Amount of restricted net assets		$ 3,900
Successor
Condensed Financial Statements, Captions [Line Items]
Special dividend	$ (992)	0
Successor | Vistra Operations Company LLC [Member] | Vistra Energy Corp. [Member]
Condensed Financial Statements, Captions [Line Items]
Maximum allowable distribution to parent company by consolidated subsidiary without consent		1,000
Cash dividends paid to parent company by consolidated subsidiaries		1,100
Parent Company [Member] | Successor
Condensed Financial Statements, Captions [Line Items]
Special dividend	(992)	0
Dividend received from subsidiaries	$ 997	$ 1,505